Related parties (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Expenses
Finance costs	€ 16	€ 4
Leases	0	0
Services received	0	0
Purchases of stocks	0	0
Other expenses	197	44
Total expenses	213	48
Income
Finance income	71	45
Dividends received	0	0
Services rendered	0	0
Sale of stocks	0	0
Other income	684	613
Total income	755	658
Debt balances:
Customers and commercial debtors	0		€ 0
Loans and credits granted	9,579		8,983
Other collection rights	885		801
Debit balances	10,464		9,784
Credit balances:
Suppliers and creditors granted	0		0
Loans and credits received	3,958		3,547
Other payment obligations	264		74
Credit balances	4,222		3,621
Other transactions
Other transactions
Financing agreements: loans and capital contributions (lender)	741	459
Financing agreements: loans and capital contributions (borrower)	411	(419)
Guarantees provided	0	0
Guarantees received	0	0
Commitments acquired	(14)	(32)
Dividends and other distributed profit	10	6
Other transactions	(106)	(7)
Significant shareholders
Expenses
Finance costs	0	0
Leases	0	0
Services received	0	0
Purchases of stocks	0	0
Other expenses	0	0
Total expenses	0	0
Income
Finance income	0	0
Dividends received	0	0
Services rendered	0	0
Sale of stocks	0	0
Other income	0	0
Total income	0	0
Debt balances:
Customers and commercial debtors	0		0
Loans and credits granted	0		0
Other collection rights	0		0
Debit balances	0		0
Credit balances:
Suppliers and creditors granted	0		0
Loans and credits received	0		0
Other payment obligations	0		0
Credit balances	0		0
Significant shareholders | Other transactions
Other transactions
Financing agreements: loans and capital contributions (lender)	0	0
Financing agreements: loans and capital contributions (borrower)	0	0
Guarantees provided	0	0
Guarantees received	0	0
Commitments acquired	0	0
Dividends and other distributed profit	0	0
Other transactions	0	0
Directors and executives
Expenses
Finance costs	0	0
Leases	0	0
Services received	0	0
Purchases of stocks	0	0
Other expenses	0	0
Total expenses	0	0
Income
Finance income	0	0
Dividends received	0	0
Services rendered	0	0
Sale of stocks	0	0
Other income	0	0
Total income	0	0
Debt balances:
Customers and commercial debtors	0		0
Loans and credits granted	13		14
Other collection rights	0		0
Debit balances	13		14
Credit balances:
Suppliers and creditors granted	0		0
Loans and credits received	28		19
Other payment obligations	0		0
Credit balances	28		19
Directors and executives | Other transactions
Other transactions
Financing agreements: loans and capital contributions (lender)	0	(1)
Financing agreements: loans and capital contributions (borrower)	9	3
Guarantees provided	0	0
Guarantees received	0	0
Commitments acquired	0	0
Dividends and other distributed profit	1	1
Other transactions	0	0
Group companies or entities
Expenses
Finance costs	16	4
Leases	0	0
Services received	0	0
Purchases of stocks	0	0
Other expenses	197	44
Total expenses	213	48
Income
Finance income	71	44
Dividends received	0	0
Services rendered	0	0
Sale of stocks	0	0
Other income	683	613
Total income	754	657
Debt balances:
Customers and commercial debtors	0		0
Loans and credits granted	9,156		8,585
Other collection rights	885		801
Debit balances	10,041		9,386
Credit balances:
Suppliers and creditors granted	0		0
Loans and credits received	3,692		3,331
Other payment obligations	264		74
Credit balances	3,956		3,405
Group companies or entities | Other transactions
Other transactions
Financing agreements: loans and capital contributions (lender)	715	492
Financing agreements: loans and capital contributions (borrower)	362	(503)
Guarantees provided	0	0
Guarantees received	0	0
Commitments acquired	(12)	(38)
Dividends and other distributed profit	0	0
Other transactions	(106)	(7)
Other related parties
Expenses
Finance costs	0	0
Leases	0	0
Services received	0	0
Purchases of stocks	0	0
Other expenses	0	0
Total expenses	0	0
Income
Finance income	0	1
Dividends received	0	0
Services rendered	0	0
Sale of stocks	0	0
Other income	1	0
Total income	1	1
Debt balances:
Customers and commercial debtors	0		0
Loans and credits granted	410		384
Other collection rights	0		0
Debit balances	410		384
Credit balances:
Suppliers and creditors granted	0		0
Loans and credits received	238		197
Other payment obligations	0		0
Credit balances	238		€ 197
Other related parties | Other transactions
Other transactions
Financing agreements: loans and capital contributions (lender)	26	(32)
Financing agreements: loans and capital contributions (borrower)	40	81
Guarantees provided	0	0
Guarantees received	0	0
Commitments acquired	(2)	6
Dividends and other distributed profit	9	5
Other transactions	€ 0	€ 0